property, plant and equipment	12 Months Ended
Dec. 31, 2021
property, plant and equipment
property, plant and equipment
17	property, plant and equipment

		Owned assets						Right-of-use lease assets (Note 19)
			Buildings and	Computer
		Network	leasehold	hardware		Assets under		Network	Real
(millions)	Note	assets	improvements	and other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
As at January 1, 2020		$31,713	$3,314	$1,373	$48	$421	$36,869	$219	$1,267	$60	$1,546	$38,415
Additions [1]		998	43	62	5	1,191	2,299	282	224	24	530	2,829
Additions arising from business acquisitions		4	22	12	—	—	38	—	74	6	80	118
Dispositions, retirements and other		(497)	(70)	(142)	—	—	(709)	(2)	(64)	(8)	(74)	(783)
Assets under construction put into service		752	119	100	1	(972)	—	—	—	—	—	—
Net foreign exchange differences		2	—	(2)	—	—	—	—	5	—	5	5
As at December 31, 2020		32,972	3,428	1,403	54	640	38,497	499	1,506	82	2,087	40,584
Additions [1]		730	53	82	5	1,593	2,463	300	220	34	554	3,017
Additions arising from business acquisitions	18(b)	—	1	2	—	—	3	—	4	—	4	7
Dispositions, retirements and other		(455)	(36)	(47)	—	—	(538)	(205)	(32)	(17)	(254)	(792)
Assets under construction put into service		1,266	92	88	16	(1,462)	—	—	—	—	—	—
Net foreign exchange differences		(3)	(1)	(3)	—	—	(7)	—	(4)	—	(4)	(11)
As at December 31, 2021		$34,510	$3,537	$1,525	$75	$771	$40,418	$594	$1,694	$99	$2,387	$42,805
ACCUMULATED DEPRECIATION
As at January 1, 2020		$21,060	$2,052	$875	$—	$—	$23,987	$6	$174	$16	$196	$24,183
Depreciation [2]		1,547	127	158	—	—	1,832	37	221	17	275	2,107
Dispositions, retirements and other		(489)	(70)	(142)	—	—	(701)	—	(16)	(6)	(22)	(723)
Net foreign exchange differences		2	—	(2)	—	—	—	—	3	—	3	3
As at December 31, 2020		22,120	2,109	889	—	—	25,118	43	382	27	452	25,570
Depreciation [2]		1,526	135	167	—	—	1,828	77	204	17	298	2,126
Dispositions, retirements and other		(573)	(38)	(116)	—	—	(727)	(56)	(15)	(10)	(81)	(808)
Net foreign exchange differences		(3)	1	(2)	—	—	(4)	—	(5)	—	(5)	(9)
As at December 31, 2021		$23,070	$2,207	$938	$—	$—	$26,215	$64	$566	$34	$664	$26,879
NET BOOK VALUE
As at December 31, 2020		$10,852	$1,319	$514	$54	$640	$13,379	$456	$1,124	$55	$1,635	$15,014
As at December 31, 2021		$11,440	$1,330	$587	$75	$771	$14,203	$530	$1,128	$65	$1,723	$15,926

1	For the year ended December 31, 2021, additions include $(171) (2020 – $157) in respect of asset retirement obligations (see Note 25).
2	For the year ended December 31, 2021, depreciation includes $7 (2020 - $23) in respect of impairment of real estate right-of-use lease assets.

As at December 31, 2021, our contractual commitments for the acquisition of property, plant and equipment totalled $574 million over a period ending December 31, 2023 (2020 – $235 million over a period ending December 31, 2022).